CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company)	¥ 2,921,296	¥ 4,526,999
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	388,918,015	379,470,757
Ordinary shares, shares outstanding	388,918,015	379,470,757
Board of Directors Chairman [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000
Class A ordinary shares [Member]
Ordinary shares, shares authorized	780,000,000	780,000,000
Ordinary shares, shares issued	371,544,515	362,097,257
Ordinary shares, shares outstanding	371,544,515	362,097,257
Class B ordinary shares [Member]
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500
VIE [Member]
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company) | ¥	¥ 2,453,662	¥ 4,340,394